Cover	Dec. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2022
Entity File Number	001-40023
Entity Registrant Name	GT Biopharma, Inc.
Entity Central Index Key	0000109657
Entity Tax Identification Number	94-1620407
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8000 Marina Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(800)
Local Phone Number	304-9888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GTBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false